PREFERRED STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
PREFERRED STOCK AND DIVIDENDS
PREFERRED STOCK AND DIVIDENDS
Preferred Stock
The liquidation preference of the Company's Series A Preferred Stock is $25 per share. Cumulative dividends accrue and are paid in the amount of $2.72 per share each year, which is equivalent to 10.875% of the $25 liquidation preference per share. The dividend rate may increase under certain circumstances.
Holders of the Series A Preferred Stock generally have no voting rights but have limited voting rights under certain circumstances. The Company may not redeem the Series A Preferred Stock before December 1, 2017, except the Company is required to redeem the Series A Preferred Stock following a "Change of Control," as defined in the Company's Articles of Incorporation. On and after December 1, 2017, the Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, by paying $25 per share, plus any accrued and unpaid dividends to the redemption date.
The change-in-control provision requires the Series A Preferred Stock to be classified as temporary equity because, although deemed a remote possibility, a purchaser could acquire a majority of the voting power of the outstanding common stock without company approval, thereby triggering redemption. FASB ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, requires classification outside of permanent equity for redeemable instruments for which the redemption triggers are outside of the issuer's control. The assessment of whether the redemption of an equity security could occur outside of the issuer's control is required to be made without regard to the probability of the event or events that may result in the instrument becoming redeemable.
Preferred Stock Offerings
The following table summarizes the shares of preferred stock issued by the Company and net proceeds received from issuance for the years ended December 31, 2015 and 2014:

	Shares Issued & Outstanding	Net Proceeds from Issuance (in 000's)
Balances, December 31, 2013	950,000	$20,392

Balances, December 31, 2014	950,000	$20,392

Issuance of Preferred Stock:
April 13, 2015 offering (1)	575,000	$13,481
June 2, 2015 offering (2)	588,235	14,105
At-The-Market offering (3)	313,695	6,736

Balances, December 31, 2015	2,426,930	$54,714

(1)
On April 13, 2015, the Company issued and sold 575,000 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.75 per share. In connection therewith, the Company received net proceeds of approximately $13.5 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(2)
On June 2, 2015, the Company issued and sold 588,235 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.50 per share. In connection therewith, the Company received net proceeds of approximately $14.1 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(3)
On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements (together, the “Sales Agreements”) with each of MLV & Co. LLC (“MLV”) and JMP Securities LLC (each, an “Agent” and together, the “Agents”), pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of Series A Preferred Stock under its At-The-Market offering ("ATM") through the Agents. The Company will instruct each Agent as to the number of shares to be sold by it. Additionally, the Company may instruct the Agents not to sell the shares if the sales cannot be effected at or above the price designated by the Company in its instructions to the Agents. For the year ended December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under its ATM at an average sale price of $22.11 per share. In connection therewith, the Company received net proceeds of approximately $6.7 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

Dividends

The following table summarizes the common stock and preferred stock dividends paid by the Company for the years ended December 31, 2015 and 2014:

	Date of Payment	Dividends Paid (in 000's)	Dividends Per Share
Common Stock Dividends:
	4/30/2015	$990	$0.050
	7/31/2015	1,093	0.055
	10/31/2015	1,193	0.060
For the year ended December 31, 2015		$3,276	$0.165

Preferred Stock Dividends:
	3/31/2014	$646	$0.68
	6/30/2014	646	0.68
	9/30/2014	646	0.68
	12/31/2014	646	0.68
For the year ended December 31, 2014		$2,584	$2.72

	3/31/2015	$646	$0.68
	6/30/2015	1,437	0.68
	9/30/2015	1,498	0.68
	12/31/2015	1,627	0.68
For the year ended December 31, 2015		$5,208	$2.72